                                  AIM CAPITAL
                                DEVELOPMENT FUND

[AIM LOGO APPEARS HERE]        SEMIANNUAL REPORT                 APRIL 30, 1998

                      ------------------------------------

                          AIM CAPITAL DEVELOPMENT FUND

                           For shareholders who seek

                            long-term growth through

                               investments in the

                              stocks of small- and

                             medium-size companies.

                      ------------------------------------

ABOUT FUND PERFORMANCE DATA THROUGHOUT THIS REPORT:

o AIM Capital Development Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge.
o The Fund's average annual total returns, including sales charges, for periods ended 3/31/98, the most recent calendar quarter end, were as follows: For Class A shares, one year, 52.11%; since inception (6/17/96), 28.72%. For Class B shares, one year, 54.82%; since inception (10/1/96), 26.37%. From their inception date (8/4/97) Class C shares produced cumulative total return of 20.88%.
o When sales charges are included, the Class A share performance reflects the 5.50% maximum sales charge and Class B and C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the Fund's Class B and Class C shares will differ from that of Class A shares due to differing fees and expenses.
o Because Class C shares have been offered for less than one year (since 8/4/97), all total return figures for Class C shares reflect cumulative total return that has not been annualized.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o The Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.
o   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Russell 2000 Index is generally representative of the performance of small-company stocks.
o Lipper Analytical Services, Inc. is an independent mutual fund performance monitor. The unmanaged Lipper Small Cap Funds Index represents an average of the performance of the 30 largest small-capitalization growth funds.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

      MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS ARE NOT INSURED BY THE
         FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OTHER
          OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE;
             AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE
                       LOSS OF PRINCIPAL AMOUNT INVESTED.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter

                   Dear Fellow Shareholder:

                   When we last reported to you, for the fiscal year ended
  [PHOTO OF        October 31, 1997, equity markets worldwide had just been
  Charles T.       shaken by the currency crisis in Southeast Asia. By the
     Bauer         April 30, 1998, end of this six-month reporting period, most
 Chairman of       markets had recovered nicely, with domestic equities reaching
 the Board of      new highs and European markets outdoing even the U.S.'s heady
   THE FUND        pace. Only Asian markets remained in the doldrums. Bonds have
 APPEARS HERE]     turned in a solid performance with generous real returns,
                   though not as spectacular as some had predicted when the Asian crisis first broke.
                       Good economic news has been arriving almost daily early
                   in 1998. Inflation and joblessness in the U.S. have been at their lowest levels in decades, consumer confidence at its highest. The economic fundamentals in the U.S. appear sound, and we at AIM remain cautiously optimistic that the current economic expansion, and the buoyant financial markets that accompany it, will continue for the foreseeable future.
    Nevertheless, by the close of this reporting period, many market participants were uneasy. Some worried that economic growth was so robust and labor markets so tight that the Federal Reserve Board would raise interest rates to keep inflation at bay. Historically, it has been events such as a rise in interest rates--or more ominous occurrences such as wars--that have ended bull markets as experienced in this decade. Other participants fretted about signs of speculative fever, particularly in U.S. stock markets, where equity prices continued to rise despite evidence that earnings growth, especially for larger companies, had slowed considerably. All were aware that the Asian story was not yet completed, and no one was certain how serious its ultimate impact would be.
    Of course, this bull market will end one day, and markets became less ebullient shortly after this reporting period closed. In the face of uncertainty, the best course for investors is to remain realistic and ready. The market advances of the past three years have been unprecedented and may have fostered unrealistic expectations among investors. We have never experienced two years in a row of market returns above 30%, let alone three. Investors would do well to remember that the long-term average return for equities is closer to 10% per year.
    A well-diversified portfolio is still one of the most effective tools for coping with shifts in a market's direction because different asset classes and different national markets tend to move independently of one another. Of course, your financial consultant remains your best source of information about how to allocate your investments based on your particular goals and situation.

AIM FURTHER DIVERSIFIES ITS OFFERINGS

Shortly after the close of this reporting period, AIM broadened its offerings to shareholders through the addition of the GT Global group of mutual funds. During the next few months, you will be receiving more details about this transaction and the products it adds to The AIM Family of Funds--Registered Trademark--.
    In addition to making a more varied group of investments available to our shareholders, this transaction helps strengthen AIM's position as a major participant in the money-management industry worldwide. Such strength will enable us to continue expanding both the scope of our fund offerings and our menu of services for our shareholders.

YOUR FUND MANAGERS COMMENT

On the pages that follow, the managers of your AIM Fund discuss how the Fund performed during the six months covered by this report and give their near-term market outlook. We hope you will find their discussion informative.
    We are pleased to send you this report on your Fund. If you have any questions or comments, please contact our Client Services department at 800-959-4246 or visit our Web site at www.aimfunds.com. You can access information about your account on our Web site and also on our automated AIM Investor Line, 800-246-5463.
    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.


Sincerely,



/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

The Managers' Overview

SMALL-CAP RALLY HELPS FUND
TO POST SOLID RETURNS

A roundtable discussion with the Fund management team for AIM Capital Development Fund for the six months ended April 30, 1998.
--------------------------------------------------------------------------------

Q. AFTER SHAKING OFF THE EFFECTS OF THE ASIAN CURRENCY CRISIS, SMALL-CAP STOCKS REBOUNDED IMPRESSIVELY. HOW DID AIM CAPITAL DEVELOPMENT FUND PERFORM?

A. Your Fund took full advantage of the rally in small-cap stocks and recorded solid gains for the reporting period. For the six months ended April 30, 1998, cumulative total return was 14.34%, 13.97%, and 13.98% for Class A, B, and C shares, respectively. That bested the 11.88% total return for the Russell 2000 Index and the 10.21% total return for the Lipper Small Cap Funds Index.
        For the year ended April 30, 1998, your Fund's performance was even more impressive. Total return was 63.17% for Class A shares and 62.05% for Class B shares compared to 42.40% for the Russell 2000 Index and 42.38% for the Lipper Small Cap Funds Index. Class C shares commenced sales on August 4, 1997, and had a cumulative total return of 22.18% through April 30, 1998.
        During the reporting period, net assets in the Fund grew from $888 million to more than $1.4 billion.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

CLASS A AND CLASS B SHARES*
For the year ended 4/30/98
--------------------------------------------------------------------------------

63.17%   AIM CAPITAL DEVELOPMENT CLASS A

62.05%   AIM CAPITAL DEVELOPMENT CLASS B

42.20%   RUSSELL 2000 INDEX

42.38%   LIPPER SMALL CAP FUND INDEX
================================================================================
*Class C Shares commenced sales on 8/4/97.

Q.  WHAT WERE THE MAJOR TRENDS IN THE STOCK MARKET DURING THE REPORTING PERIOD?

A. For the first three months of the reporting period, the stock market was still feeling the effects of the Asian currency crisis. Markets were slow to recover from a significant drop in October, just before the reporting period began, as investors were concerned about the impact of the Asian currency devaluations on corporate profits worldwide.
        However, in the U.S. and most other developed countries, the economic fundamentals remained sound. While the economy grew at a brisk pace, inflation and interest rates--two forces that could potentially undermine corporate profits--continued to be low. In this environment, the Dow Jones Industrial Average resumed its upward climb in late January and passed the 9000 point mark in April to set a record.

Q.  HOW DID SMALL-CAP STOCKS FARE IN THIS ENVIRONMENT?

A. When markets skyrocketed in the second half of the reporting period, large-cap stocks--particularly, the stocks of the very largest companies, the so-called "mega caps"--led the charge. In the uncertain market environment created by the Asian currency crisis, investors gravitated to the stocks of large, well-known companies. Toward the end of the reporting period, however, the market rally began to broaden to include the stocks of smaller companies. Indeed, virtually all classes of stocks posted respectable gains for the six months ended April 30, 1998.

Q.  WHAT MADE SMALL-CAP STOCKS ATTRACTIVE TO INVESTORS?

A. Small-cap stocks were more reasonably priced than large-cap issues. Moreover, while earnings growth projections for large companies were declining from double to single digits, the corresponding figures for smaller companies remained in the double-digit range. The cut in the capital gains tax and the relative lack of exposure of smaller companies to troubled Asian markets also contributed to the attractiveness of small-cap stocks.

Q.  HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

A. The Fund's top holdings were in the following sectors: technology, 24%; retail, 12%; and health care, 10%. Since our last report six months ago, we have maintained about the same exposure in technology and health care while reducing our holdings in energy stocks, which were hurt by declining oil prices.

Q.  HOW DID TECHNOLOGY STOCKS FARE?

A. Technology stocks, which sustained losses toward the end of 1997 because of the Asian crisis, rebounded early in 1998, even though several large technology companies reported earnings disappointments. However, we remain optimistic about this sector, which should benefit from ongoing efforts to solve the so-called millennium problem--the critical need to reprogram older computers to recognize the Year 2000. Moreover, we only select the stocks


See important fund and index disclosures inside front cover.

PORTFOLIO COMPOSITION

As of 4/30/98, based on total net assets

========================================================================================================================
Top 10 Equity Holdings                                       Top 10 Industries
------------------------------------------------------------------------------------------------------------------------
1.    SunGard Data Systems Inc.              0.95%            1.   Computers (Software & Services)                 9.10%

2.    Forest Laboratories, Inc.              0.80             2.   Retail (Specialty)                              6.49

3.    Metals USA                             0.79             3.   Oil & Gas (Drilling Equipment)                  4.70

4.    Medical Manager Corp.                  0.77             4.   Services (Commercial & Consumer)                4.09

5.    Amresco, Inc.                          0.72             5.   Health Care (Medical Products & Instruments)    3.20

6.    Stage Stores, Inc.                     0.68             6.   Health Care (Specialized Services)              3.10

7.    Just for Feet, Inc.                    0.67             7.   Real Estate Investment Trust                    2.97

8.    Linens 'N Things, Inc.                 0.66             8.   Communications Equipment                        2.61

9.    Silgan Holdings, Inc.                  0.57             9.   Equipment (Semiconductor)                       2.56

10.   Atwood Oceanics, Inc.                  0.57            10.  Services (Data Processing)                      2.38

Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
========================================================================================================================

    of technology companies that meet our earnings criteria.
        Two technology stocks that performed well for the Fund were Medical Manager Corp. and SunGard Data Systems, Inc. Medical Manager Corp. provides software and data processing services for physicians' offices while SunGard Data Systems, Inc., provides processing services for banks and mutual fund companies.

Q.  WHAT WAS BEHIND THE SOLID PERFORMANCE OF RETAIL STOCKS?

A. Declining unemployment, rising wages, and falling mortgage rates translated into increased consumer spending, and that was good news for the nation's retailers. At the same time, wholesale prices dropped--another positive development for the retail sector.
        Three of the Fund's top 10 holdings were retail stocks: Stage Stores, Inc., Just for Feet, Inc., and Linens 'N Things, Inc. All three companies benefited from favorable economic conditions. For example, as wages increased and mortgage payments declined, more Americans spent money on decorating their homes. That proved beneficial for Linen 'N Things, Inc., a home goods retailer.

Q.  WHAT MAKES THE STOCKS OF HEALTH-CARE COMPANIES ATTRACTIVE?

A. As the population ages, we expect the health-care industry to remain vibrant. This sector, particularly major pharmaceutical manufacturers, benefited from the introduction of a series of new products. For example, Forest Laboratories, Inc., one of the Fund's top holdings, has developed a new drug for the treatment of depression. Other health-care stocks in the Fund included Advance Paradigm Inc. and Summit Holdings Southeast.

Q.  WHAT IS YOUR OUTLOOK FOR THE NEAR-TERM FUTURE?

A. As 1998 nears its midpoint, conditions appear to be favorable for small-cap stocks. The economy is growing at a healthy pace, and inflation and interest rates remain low. And while the Federal Reserve Board left monetary policy unchanged at its May meeting, it has hinted that it could raise interest rates if economic growth remains strong. Such an increase in interest rates could have a negative impact on corporate profits.
        Indeed, while profits for the largest companies appear to be gravitating toward the single-digit level, profits remain robust for smaller companies. We believe that if this trend continues, it could make small-cap stocks increasingly more attractive and vault them into a position of market leadership. Such a development would be highly favorable for the Fund.

MERGERS AND ACQUISITIONS--AND "GRADUATES"

We weren't the only ones who found the companies represented in your Fund's portfolio attractive. During the reporting period, 21 companies represented in the portfolio were acquired by other firms. These companies included Stimulation Sciences, a software company, and Bright Horizons, a provider of day-care facilities within a corporate setting. The stocks of most of the acquired companies appreciated significantly in value, enhancing the Fund's performance. Since the Fund inception on June 17, 1996, through the end of the current reporting period, 83 companies represented in the portfolio have been takeover targets.
    We also sold the stocks of companies when they exceeded $10 billion in market valuation and could no longer be considered smaller companies. For the four months ended April 30, 1998, there were 10 "graduates" from the Fund.


          See important fund and index disclosures inside front cover.

Fund Performance

AIM CAPITAL DEVELOPMENT FUND CLASS A SHARES VS. BENCHMARK INDEXES

The chart below compares your Fund's Class A shares to benchmark indexes. It is intended to give you a general idea of how your Fund performed compared to the stock market over the period 6/17/96-4/30/98. It is important to understand the difference between your Fund and an index. An index measures the performance of a hypothetical portfolio, in this case the Russell 2000 Index and the Lipper Small Cap Funds Index. Unlike your Fund, an index is not managed; therefore, there are no sales charges, expenses or fees. You cannot invest in an index. But if you could buy all the securities that make up an index, you would incur expenses that would affect the return on your investment.

GROWTH OF A $10,000 INVESTMENT
6/17/96 - 4/30/98
-------------------------------------------------------------------------------
                AIM CAPITAL
              DEVELOPMENT FUND,         RUSSELL 2000        LIPPER SMALL CAP
               CLASS A SHARES           STOCK INDEX            FUNDS INDEX
-------------------------------------------------------------------------------
                                       (in thousands)

6/17/97              9,452                  10,000                 10,000

6/30/97              9,565                  10,000                 10,000

9/30/96             10,671                  10,034                 10,127

12/31/96            10,974                  10,556                 10,038

3/31/97              9,754                  10,010                  9,021

6/30/97             11,834                  11,633                 10,560

9/30/97             14,244                  13,364                 12,170

12/31/97            13,573                  12,916                 11,458

3/31/98             15,699                  14,216                 12,684

4/30/98             15,747                  14,294                 12,737
===============================================================================
Past Performance cannot guarantee comparable future results.
===============================================================================
AVERAGE ANNUAL TOTAL RETURNS
For periods ended 4/30/98, including sales charges

CLASS A SHARES
Inception (6/17/96)         27.51%
1 Year                      54.26*

*63.17%, excluding sales charges

CLASS B SHARES
Inception (10/1/97)         25.08
1 Year                      57.05**

**62.05%, excluding sales charges

CLASS C SHARES
Inception (8/4/97)          21.18***

***22.18%, excluding sales charges. Total return is cumulative total return that has not been annualized.
================================================================================

Source: Towers Data Systems HYPO--Registered Trademark--. Your Fund's total return includes sales charges, expenses, and management fees. The performance of Class B and Class C shares of the Fund will differ from that of Class A shares due to differing fees and expenses. For Fund performance calculations and descriptions of indexes cited on this page, please refer to the inside front cover.

                                                               For Consideration

THE ROTH IRA: THE POWER TO KEEP MORE

Contribute After-Tax Dollars Now . . . So You Can Get Federally Tax-Free Savings Later

A new and potentially more powerful type of IRA--the Roth IRA--became available on January 1, 1998. What makes it more powerful? The Roth IRA gives you the opportunity to keep more of what you earn.
    Are you eligible to open a Roth IRA? The answer is yes if you or your spouse has earned income for the tax year for which you want to make the contribution, and your adjusted gross income is below $110,000 if you are a single tax filer, $160,000 if you file jointly.

Two Key Roth IRA Benefits:
Tax-Free and Penalty-Free Withdrawals

o Of earnings after five years. Earnings on your Roth IRA are federally tax-free if your Roth IRA account has been open for five years and you are at least 59 1/2 years old, or in the case of death or disability. You may also use up to $10,000 of your earnings to buy a first home (after five years).
o Of contributions at any time. For instance, if you make annual contributions of $2,000 for the next three years, you may take out up to $6,000 and use that money for any purpose.

HOW YOU MIGHT PUT BOTH BENEFITS TO WORK FOR YOU

Here's an example of how you may take full advantage of a Roth IRA. You are 39 1/2 years old. You contribute $2,000 after-tax annually in your Roth IRA every year for 20 years, earning an average annual return of 10%. After 20 years, your account has grown to $126,005. Now at age 59 1/2 you can begin taking withdrawals and pay no federal income tax or penalty on any of your $126,005. Or you can keep your money invested and take it out whenever you need it.

THE ROTH IRA: TO CONVERT OR NOT TO CONVERT

Can you convert your Traditional IRA to a Roth IRA? The answer is yes if you meet these requirements:
    You must pay taxes on the amount you convert. If you convert in 1998, you can spread your tax payments over the next four years. This four-year allowance will not be available after December 31, 1998.
    You cannot convert to a Roth IRA if you are married and file your tax return separately, or if your annual gross income is over $100,000.

SOME ROTH IRA CONVERSION GUIDELINES

If you can check most of these boxes, converting your Traditional IRA to a Roth IRA may make sense for you.
--------------------------------------------------------------------------------
o You have assets outside your retirement savings with which you can easily afford to pay the taxes due when you convert.
o You have 10 years or more before you retire. The longer you invest tax-free, the more you benefit.
o Your tax rate will probably be higher in retirement than it is now. If so, you'll pay less taxes now to convert than you would pay at retirement if you withdrew from a traditional IRA.
o You plan to convert in 1998. On January 1, 1999, the ability to spread tax payments over four years disappears.
o You want to keep making contributions after age 70 1/2 and may wish to pass your IRA assets on to your heirs after your death.

The Roth IRA Analyzer & Calculator at AIM's Internet Web site-- www.aimfunds.com-- can help you determine your IRA eligibility status and whether it makes sense for you to convert an existing IRA into a Roth IRA.

MAKE YOUR IRA CONVERSION DECISION A TRULY INFORMED ONE

Talk to your financial consultant, who knows your specific needs and goals. You may also wish to talk with a tax adviser.

This discussion does not constitute tax advice. Your tax adviser can provide guidance concerning your particular situation.

SCHEDULE OF INVESTMENTS

April 30, 1998
(Unaudited)

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS-90.81%

AEROSPACE/DEFENSE-0.38%

Aviation Sales Co.(a)                   25,000   $      890,625
---------------------------------------------------------------
Gulfstream Aerospace Corp.(a)           50,000        2,096,875
---------------------------------------------------------------
Kroll-O'Gara Co. (The)(a)               76,000        1,619,750
---------------------------------------------------------------
Moog Inc.(a)                            22,200          960,150
---------------------------------------------------------------
                                                      5,567,400
---------------------------------------------------------------

AIR FREIGHT-0.19%

AirNet Systems, Inc.(a)                 70,000        1,890,000
---------------------------------------------------------------
Kitty Hawk, Inc.(a)                     40,000          745,000
---------------------------------------------------------------
                                                      2,635,000
---------------------------------------------------------------

AIRLINES-0.33%

Midway Airlines, Corp.(a)              150,000        3,150,000
---------------------------------------------------------------
Ryanair Holdings PLC-ADR(a)
  (Ireland)                             37,200        1,427,550
---------------------------------------------------------------
                                                      4,577,550
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.61%

Aftermarket Technology Corp.(a)        134,300        2,618,850
---------------------------------------------------------------
Keystone Automotive Industries,
  Inc.(a)                              128,000        3,304,000
---------------------------------------------------------------
Stoneridge, Inc.(a)                    126,300        2,636,512
---------------------------------------------------------------
                                                      8,559,362
---------------------------------------------------------------

BANKS (REGIONAL)-1.14%

AmSouth Bancorporation                   9,000          561,375
---------------------------------------------------------------
Banknorth Group, Inc.                   32,000        1,160,000
---------------------------------------------------------------
Bank United Corp.-Class A               70,000        3,622,500
---------------------------------------------------------------
Golden State Bancorp, Inc.              45,000        1,755,000
---------------------------------------------------------------
Hibernia Corp.-Class A                  30,000          613,125
---------------------------------------------------------------
Independence Community Bank Corp.      178,600        3,270,612
---------------------------------------------------------------
Marshall & Ilsley Corp.                 35,000        2,047,500
---------------------------------------------------------------
Republic Banking Corp. of Florida      110,000        1,938,750
---------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)    25,000        1,000,000
---------------------------------------------------------------
                                                     15,968,862
---------------------------------------------------------------

BIOTECHNOLOGY-0.74%

BioChem Pharma, Inc. (Canada)(a)        40,000        1,017,500
---------------------------------------------------------------
Genzyme Corp.(a)                        50,000        1,546,875
---------------------------------------------------------------
IDEXX Laboratories, Inc.(a)            185,000        4,093,125
---------------------------------------------------------------
Pharmaceutical Product
  Development, Inc.(a)                 150,000        3,759,375
---------------------------------------------------------------
                                                     10,416,875
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
BROADCASTING (TELEVISION, RADIO & CABLE)-1.85%

Chancellor Media Corp.(a)               78,182   $    3,708,758
---------------------------------------------------------------
Clear Channel Communications, Inc.(a)   46,900        4,420,325
---------------------------------------------------------------
Cox Radio, Inc.-Class A(a)              85,000        4,111,875
---------------------------------------------------------------
Emmis Broadcasting Corp.-Class A(a)     20,000        1,035,000
---------------------------------------------------------------
Hearst-Argyle Television Inc.(a)        35,070        1,249,368
---------------------------------------------------------------
Heftel Broadcasting Corp.(a)            85,000        3,729,375
---------------------------------------------------------------
Jacor Communications, Inc.(a)           15,000          853,125
---------------------------------------------------------------
Metro Networks, Inc.(a)                 55,000        2,186,250
---------------------------------------------------------------
Univision Communications, Inc.(a)      123,000        4,712,438
---------------------------------------------------------------
                                                     26,006,514
---------------------------------------------------------------

BUILDING MATERIALS-0.43%

Pameco Corp.(a)                        110,000        2,145,000
---------------------------------------------------------------
Pentacon, Inc.(a)                       69,500          920,875
---------------------------------------------------------------
White Cap Industries, Inc.(a)          140,000        3,045,000
---------------------------------------------------------------
                                                      6,110,875
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-2.61%

ADC Telecommunications, Inc.(a)         60,000        1,796,250
---------------------------------------------------------------
Andrew Corp.(a)                        110,000        2,516,250
---------------------------------------------------------------
Comverse Technology, Inc.(a)           100,000        4,737,500
---------------------------------------------------------------
Corsair Communications, Inc.(a)         86,500        1,600,250
---------------------------------------------------------------
Digital Microwave Corp.(a)             120,000        1,365,000
---------------------------------------------------------------
Excel Switching Corp.(a)                17,500          374,063
---------------------------------------------------------------
Innova Corp.(a)                        100,000        1,712,500
---------------------------------------------------------------
Intelect Communications, Inc.(a)       300,000        1,950,000
---------------------------------------------------------------
IWL Communications, Inc.(a)             30,000          570,000
---------------------------------------------------------------
NEXTLINK Communications,
  Inc.-Class A(a)                       60,000        1,800,000
---------------------------------------------------------------
NICE-Systems Ltd.-ADR(a) (Israel)       80,000        3,440,000
---------------------------------------------------------------
PairGain Technologies, Inc.(a)         240,800        4,439,750
---------------------------------------------------------------
P-COM, Inc.(a)                         125,000        2,460,938
---------------------------------------------------------------
Scientific-Atlanta, Inc.(a)             70,000        1,671,250
---------------------------------------------------------------
Tekelec (a)                            120,000        6,030,000
---------------------------------------------------------------
Transcrypt International, Inc.(a)       55,000          194,219
---------------------------------------------------------------
                                                     36,657,970
---------------------------------------------------------------

COMPUTERS (HARDWARE)-0.33%

Bell & Howell Co.(a)                    75,000        2,071,875
---------------------------------------------------------------
IDX Systems Corp.(a)                    14,600          636,012
---------------------------------------------------------------
National Instruments Corp.(a)           55,000        1,952,500
---------------------------------------------------------------
                                                      4,660,387
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (NETWORKING)-0.97%

Ascend Communications, Inc.(a)          75,000   $    3,267,188
---------------------------------------------------------------
Bay Networks, Inc.(a)                   90,000        2,109,375
---------------------------------------------------------------
First Virtual Corp.                     40,000          630,000
---------------------------------------------------------------
FORE Systems, Inc.(a)                   85,000        1,944,376
---------------------------------------------------------------
MMC Networks, Inc.(a)                   70,000        1,566,250
---------------------------------------------------------------
Premiere Technologies, Inc.(a)         128,100        4,083,188
---------------------------------------------------------------
                                                     13,600,377
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.79%

Actel Corp.(a)                         100,000        1,487,500
---------------------------------------------------------------
Creative Technology Ltd.(a)
  (Singapore)                           75,000        1,537,500
---------------------------------------------------------------
Printronix, Inc.(a)                     90,000        1,440,000
---------------------------------------------------------------
Quantum Corp.(a)                       145,000        3,407,500
---------------------------------------------------------------
Read-Rite Corp.(a)                     140,000        1,933,750
---------------------------------------------------------------
STB Systems, Inc.(a)                    95,000        1,359,687
---------------------------------------------------------------
                                                     11,165,937
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-9.10%

Activision, Inc.                       305,000        3,316,875
---------------------------------------------------------------
Advanced Fibre Communications,
  Inc.(a)                              150,000        6,356,250
---------------------------------------------------------------
Aspen Technologies, Inc.(a)             40,000        1,955,000
---------------------------------------------------------------
Autodesk, Inc.                          35,000        1,645,000
---------------------------------------------------------------
Avant! Corp.(a)                         60,419        1,752,151
---------------------------------------------------------------
Best Software, Inc.(a)                 375,000        7,218,750
---------------------------------------------------------------
BrightStar Information
  Technology Group, Inc.(a)             46,900          732,813
---------------------------------------------------------------
Broderbund Software, Inc.(a)           240,000        4,290,000
---------------------------------------------------------------
Cadence Design Systems, Inc.(a)         42,440        1,541,102
---------------------------------------------------------------
Check Point Software
  Technologies Ltd.(a) (Israel)         25,000          734,376
---------------------------------------------------------------
Compuware Corp.(a)                      40,000        1,955,000
---------------------------------------------------------------
Concord Communications, Inc.(a)        100,000        2,475,000
---------------------------------------------------------------
DA Consulting Group, Inc.(a)            10,800          190,350
---------------------------------------------------------------
DAOU Systems, Inc.(a)                  100,000        1,800,000
---------------------------------------------------------------
Dassault Systemes S.A.-ADR (France)     20,000          772,500
---------------------------------------------------------------
Dendrite International, Inc.(a)        140,000        4,471,250
---------------------------------------------------------------
Electronic Arts, Inc.(a)                85,000        3,931,250
---------------------------------------------------------------
FlexiInternational Software, Inc.(a)   100,000        1,262,500
---------------------------------------------------------------
Great Plains Software, Inc.(a)          15,000          558,750
---------------------------------------------------------------
Harbinger Corp.(a)                      60,000        2,182,500
---------------------------------------------------------------
Icon CMT Corp.(a)                      130,000        2,713,750
---------------------------------------------------------------
IDT Corp.(a)                            70,000        2,148,125
---------------------------------------------------------------
Intuit, Inc.(a)                         15,000          797,812
---------------------------------------------------------------
J.D. Edwards & Co.(a)                   60,000        2,137,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

JDA Software Group, Inc.(a)             45,000   $    2,275,312
---------------------------------------------------------------
Learning Company, Inc. (The)(a)        200,000        5,725,000
---------------------------------------------------------------
Manhattan Associates, Inc.(a)           28,200          638,025
---------------------------------------------------------------
Mastech Corp.(a)                       180,000        4,770,000
---------------------------------------------------------------
Mechanical Dynamics, Inc.(a)           100,000        1,162,500
---------------------------------------------------------------
Medical Manager Corp.(a)               365,000       10,790,313
---------------------------------------------------------------
Memco Software Ltd.(a) (Israel)         67,700        2,031,000
---------------------------------------------------------------
Mercury Interactive Corp.(a)            85,000        3,442,500
---------------------------------------------------------------
Midway Games Inc.(a)                   100,000        1,850,000
---------------------------------------------------------------
Mobius Management Systems, Inc.(a)      13,300          246,050
---------------------------------------------------------------
Natural Microsystems Corp.(a)           55,000        1,773,750
---------------------------------------------------------------
Network Associates, Inc.(a)            106,674        7,307,169
---------------------------------------------------------------
Network Solutions, Inc.-Class A(a)      60,000        3,180,000
---------------------------------------------------------------
Platinum Software Corp.(a)              65,000        1,454,375
---------------------------------------------------------------
Platinum Technology, Inc.(a)           303,350        7,735,425
---------------------------------------------------------------
Radiant Systems, Inc. (a)               50,000        1,125,000
---------------------------------------------------------------
Siebel Systems, Inc.(a)                 60,166        1,556,795
---------------------------------------------------------------
Simulation Sciences, Inc.(a)           130,000        1,295,938
---------------------------------------------------------------
Sterling Commerce, Inc.(a)              37,500        1,596,096
---------------------------------------------------------------
Synopsys, Inc.(a)                       26,084        1,121,612
---------------------------------------------------------------
USWeb Corp.(a)                         205,000        4,676,563
---------------------------------------------------------------
Vantive Corp.(a)                       110,000        3,520,000
---------------------------------------------------------------
ViaGrafix Corp.(a)                     151,000        1,698,750
---------------------------------------------------------------
                                                    127,910,777
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.56%

Blyth Industries, Inc.(a)              155,000        5,686,565
---------------------------------------------------------------
Lancaster Colony Corp.                  22,500          869,062
---------------------------------------------------------------
Signet Group PLC(a) (United Kingdom)    60,000        1,275,000
---------------------------------------------------------------
                                                      7,830,627
---------------------------------------------------------------

CONSUMER FINANCE-0.29%

American Capital Strategies, Ltd.       35,100          794,137
---------------------------------------------------------------
Investors Financial Services Corp.      10,000          538,750
---------------------------------------------------------------
United Panam Financial Corp.(a)        202,500        2,683,125
---------------------------------------------------------------
                                                      4,016,012
---------------------------------------------------------------

CONTAINERS (METAL & GLASS)-0.71%

Peak International Ltd.(a)              85,000        1,976,250
---------------------------------------------------------------
Silgan Holdings, Inc.(a)               230,000        8,050,000
---------------------------------------------------------------
                                                     10,026,250
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-1.35%

AmeriSource Health Corp.-Class A(a)     25,000        1,362,500
---------------------------------------------------------------
McKesson Corp.                          56,000        3,958,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
DISTRIBUTORS (FOOD & HEALTH)-(CONTINUED)

Owens & Minor, Inc. Holding Co          40,200   $      716,062
---------------------------------------------------------------
Performance Food Group Co.(a)          150,000        3,037,500
---------------------------------------------------------------
JP Foodservice, Inc.(a)                100,750        3,557,734
---------------------------------------------------------------
Weider Nutrition International, Inc.   450,000        6,384,375
---------------------------------------------------------------
                                                     19,016,671
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.58%

American Power Conversion Corp.(a)      75,000        2,414,062
---------------------------------------------------------------
Berg Electronics Corp.(a)              120,000        2,857,500
---------------------------------------------------------------
Black Box Corp.(a)                      30,000          997,500
---------------------------------------------------------------
Checkpoint Systems, Inc.(a)            100,000        1,868,750
---------------------------------------------------------------
MagneTek, Inc.(a)                      115,000        2,264,062
---------------------------------------------------------------
PCD, Inc.(a)                           150,000        3,009,375
---------------------------------------------------------------
Pinnacle Systems, Inc.(a)              100,000        4,025,000
---------------------------------------------------------------
SCI Systems, Inc.(a)                   115,000        4,736,563
---------------------------------------------------------------
                                                     22,172,812
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.09%

Power-One, Inc.(a)                     100,000        1,256,250
---------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-0.83%

CellStar Corp.(a)                      200,000        6,525,000
---------------------------------------------------------------
Quanta Services, Inc.(a)               350,300        5,145,031
---------------------------------------------------------------
                                                     11,670,031
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.95%

ASM Lithography Holding N.V.(a)
  (Netherlands)                         18,000        1,649,250
---------------------------------------------------------------
Apex PC Solutions, Inc.(a)             115,000        3,435,625
---------------------------------------------------------------
Galileo Technology Ltd. (Israel)        35,000        1,128,750
---------------------------------------------------------------
General Scanning, Inc.(a)               30,000          684,375
---------------------------------------------------------------
Unitrode Corp.(a)                      135,000        2,160,000
---------------------------------------------------------------
Xilinx, Inc.(a)                         95,000        4,346,250
---------------------------------------------------------------
                                                     13,404,250
---------------------------------------------------------------

ENTERTAINMENT-0.60%

Alliance Communications
  Corp.-Class B(a) (Canada)             60,000        1,110,000
---------------------------------------------------------------
Metro-Goldwyn-Mayer Inc.(a)             63,500        1,531,940
---------------------------------------------------------------
Metromedia International Group,
  Inc.(a)                              200,000        3,325,000
---------------------------------------------------------------
Sports Club Co., Inc. (The)(a)         302,300        2,437,293
---------------------------------------------------------------
                                                      8,404,233
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-2.56%

Credence Systems Corp.(a)              155,000        4,272,187
---------------------------------------------------------------
DuPont Photomasks, Inc.(a)              85,000        4,611,250
---------------------------------------------------------------
Etec Systems, Inc.(a)                   45,000        2,553,750
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
EQUIPMENT (SEMICONDUCTOR)-(CONTINUED)

Integrated Process Equipment
  Corp.(a)                             100,000   $    1,818,750
---------------------------------------------------------------
KLA-Tencor Corp.(a)                     85,000        3,426,565
---------------------------------------------------------------
Kulicke & Soffa Industries, Inc.(a)    100,000        2,150,000
---------------------------------------------------------------
Novellus Systems, Inc.(a)               35,000        1,675,625
---------------------------------------------------------------
Photronics, Inc.(a)                     60,000        2,212,500
---------------------------------------------------------------
PRI Automation, Inc.(a)                175,000        4,681,250
---------------------------------------------------------------
Speedfam International, Inc.(a)        145,000        4,205,000
---------------------------------------------------------------
Teradyne, Inc.(a)                      120,000        4,380,000
---------------------------------------------------------------
                                                     35,986,877
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.18%

Amresco, Inc.(a)                       280,000       10,150,000
---------------------------------------------------------------
ARM Financial Group, Inc.-Class A       51,400        1,101,887
---------------------------------------------------------------
BNC Mortgage, Inc.(a)                   75,000          946,875
---------------------------------------------------------------
Hamilton Bancorp, Inc.(a)              100,000        3,350,000
---------------------------------------------------------------
Insignia Financial Group,
  Inc.-Class A(a)                       45,000        1,198,125
---------------------------------------------------------------
MGIC Investment Corp.                   20,000        1,260,000
---------------------------------------------------------------
Mutual Risk Management Ltd.             30,000        1,016,250
---------------------------------------------------------------
PMI Group, Inc. (The)                   39,000        3,168,750
---------------------------------------------------------------
SEI Corp.                               85,000        6,279,375
---------------------------------------------------------------
T&W Financial Corp.(a)                  75,000        2,137,500
---------------------------------------------------------------
                                                     30,608,762
---------------------------------------------------------------

FOODS-0.88%

American Italian Pasta Co.-Class
  A(a)                                 190,000        5,890,000
---------------------------------------------------------------
International Home Foods, Inc.(a)      155,000        4,650,000
---------------------------------------------------------------
Keebler Foods Co.(a)                    65,500        1,866,750
---------------------------------------------------------------
                                                     12,406,750
---------------------------------------------------------------

FOOTWEAR-0.13%

Samsonite Corp.(a)                      65,000        1,868,750
---------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES-0.32%

International Game Technology          135,000        3,754,687
---------------------------------------------------------------
Powerhouse Technologies, Inc.(a)        80,000          790,000
---------------------------------------------------------------
                                                      4,544,687
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-0.29%

Allergan, Inc.                          40,000        1,662,500
---------------------------------------------------------------
IVAX Corp.(a)                          250,000        2,437,500
---------------------------------------------------------------
                                                      4,100,000
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.96%

Algos Pharmaceutical Corp.(a)           15,000          493,125
---------------------------------------------------------------
Barr Laboratories, Inc.(a)              65,900        2,673,069
---------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)           50,000        1,325,000
---------------------------------------------------------------
Forest Laboratories, Inc.(a)           310,000       11,218,125
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (DRUGS-GENERIC & OTHER)-(CONTINUED)

Jones Medical Industries, Inc.(a)       57,000   $    1,681,500
---------------------------------------------------------------
Mylan Laboratories, Inc.                30,000          813,750
---------------------------------------------------------------
North American Vaccine, Inc.(a)         60,000          975,000
---------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)            50,000          309,376
---------------------------------------------------------------
Parexel International Corp.(a)          75,000        2,512,500
---------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Israel)                     33,000        1,410,750
---------------------------------------------------------------
Warner Chilcott Laboratories-SP
  ADR(a) (Ireland)                     135,000        1,552,500
---------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)         60,000        2,580,000
---------------------------------------------------------------
                                                     27,544,695
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-0.04%

Applied Analytical Industries, Inc.(a)  40,000          535,000
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.05%

Health Management Associates,
  Inc.-Class A(a)                       22,500          708,750
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.56%

Horizon Health Corp.(a)                 25,500          605,625
---------------------------------------------------------------
Integrated Health Services, Inc.        40,000        1,542,500
---------------------------------------------------------------
National Surgery Centers, Inc.(a)       12,500          354,687
---------------------------------------------------------------
NovaCare, Inc.(a)                      175,000        2,439,062
---------------------------------------------------------------
Paragon Health Network, Inc.(a)         70,000        1,308,125
---------------------------------------------------------------
Sunrise Assisted Living, Inc.(a)        35,000        1,568,438
---------------------------------------------------------------
                                                      7,818,437
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.70%

Alternative Living Services, Inc.(a)    85,000        2,975,000
---------------------------------------------------------------
American Oncology Resources, Inc.(a)    80,000        1,200,000
---------------------------------------------------------------
Concentra Managed Care, Inc.(a)         40,000        1,245,000
---------------------------------------------------------------
Express Scripts, Inc.-Class A(a)        10,000          800,000
---------------------------------------------------------------
First Health Group Corp.(a)             20,000        1,180,000
---------------------------------------------------------------
HealthPlan Services Corp.               55,000        1,340,625
---------------------------------------------------------------
Monarch Dental Corp.(a)                 63,000        1,031,625
---------------------------------------------------------------
                                                      9,772,250
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-3.20%

Bard (C.R.), Inc.                       55,000        1,969,688
---------------------------------------------------------------
Biomet, Inc.                            65,000        1,950,000
---------------------------------------------------------------
Cyberonics, Inc.(a)                     60,000        1,440,000
---------------------------------------------------------------
DENTSPLY International Inc.             70,000        2,301,250
---------------------------------------------------------------
Henry Schein, Inc.(a)                  120,000        4,680,000
---------------------------------------------------------------
Horizon Medical Products, Inc.(a)      236,000        3,510,500
---------------------------------------------------------------
Lifecore Biomedical, Inc.(a)            70,000        1,373,750
---------------------------------------------------------------
Marquette Medical Systems-Class A(a)    55,000        1,485,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-(CONTINUED)

Maxxim Medical, Inc.(a)                 80,000   $    2,090,000
---------------------------------------------------------------
MiniMed, Inc.(a)                        70,000        3,500,000
---------------------------------------------------------------
SangStat Medical Corp.(a)               25,000          845,313
---------------------------------------------------------------
Schick Technologies, Inc.(a)           115,000        2,472,500
---------------------------------------------------------------
Sofamor Danek Group, Inc.(a)            30,000        2,632,500
---------------------------------------------------------------
Somnus Medical Technologies, Inc.(a)   100,000        1,200,000
---------------------------------------------------------------
St. Jude Medical, Inc.(a)               65,000        2,303,437
---------------------------------------------------------------
Steris Corp.(a)                         75,000        4,410,937
---------------------------------------------------------------
Sybron International Corp.(a)          170,000        4,505,000
---------------------------------------------------------------
Trex Medical Corp.(a)                  125,000        2,375,000
---------------------------------------------------------------
                                                     45,044,875
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-3.10%

Advance ParadigM, Inc.(a)              145,000        5,781,875
---------------------------------------------------------------
AmeriPath, Inc.(a)                     150,000        2,456,250
---------------------------------------------------------------
BioReliance Corp.(a)                    75,000        1,162,500
---------------------------------------------------------------
Boron, LePore & Associates, Inc.(a)     35,000        1,312,500
---------------------------------------------------------------
Capital Senior Living Corp.(a)         195,500        2,920,281
---------------------------------------------------------------
Cohr, Inc.(a)                          140,000        1,093,750
---------------------------------------------------------------
Covance, Inc.(a)                        60,000        1,286,250
---------------------------------------------------------------
First Consulting Group, Inc.(a)         30,100          722,400
---------------------------------------------------------------
FPA Medical Management, Inc.(a)         57,000          712,500
---------------------------------------------------------------
Intensiva Healthcare Corp.(a)           70,000          568,750
---------------------------------------------------------------
MAXIMUS, Inc.(a)                        39,000        1,228,500
---------------------------------------------------------------
Ocular Sciences, Inc.(a)               131,100        3,670,800
---------------------------------------------------------------
PharMerica, Inc.(a)                    365,000        5,064,375
---------------------------------------------------------------
Prime Medical Services, Inc.(a)         40,000          425,000
---------------------------------------------------------------
Renex Corp.(a)                         200,000        1,200,000
---------------------------------------------------------------
Summit Holding Southeast Inc.(a)       220,000        5,445,000
---------------------------------------------------------------
Superior Consultant Holdings Corp.(a)   80,000        3,085,000
---------------------------------------------------------------
Ventana Medical Systems, Inc.(a)       200,000        5,475,000
---------------------------------------------------------------
                                                     43,610,731
---------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES-0.14%

Kimball International, Inc.-Class B     40,000          942,500
---------------------------------------------------------------
Service Experts, Inc.(a)                29,900          994,175
---------------------------------------------------------------
                                                      1,936,675
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.18%

Dial Corp. (The)                       105,000        2,559,375
---------------------------------------------------------------

HOUSEWARES-0.59%

Central Garden and Pet Co.(a)          205,000        7,021,250
---------------------------------------------------------------
Helen of Troy Ltd.(a)                   60,000        1,230,000
---------------------------------------------------------------
                                                      8,251,250
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
INSURANCE (LIFE/HEALTH)-0.93%

AmerUs Life Holdings, Inc.-Class A(a)   42,400   $    1,356,800
---------------------------------------------------------------
ESG Re Ltd. (United Kingdom)            57,700        1,485,775
---------------------------------------------------------------
Nationwide Financial Services,
  Inc.-Class A                         140,000        6,072,500
---------------------------------------------------------------
PAULA Financial                         71,500        1,716,000
---------------------------------------------------------------
Penncorp Financial Group, Inc.          60,000        1,560,000
---------------------------------------------------------------
Stirling Cooke Brown Holdings
  Ltd. (United Kingdom)                 32,600          920,950
---------------------------------------------------------------
                                                     13,112,025
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.07%

Ace, Ltd.                               12,000          454,500
---------------------------------------------------------------
Horace Mann Educators Corp.             16,000          550,000
---------------------------------------------------------------
                                                      1,004,500
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-1.92%

Amerin Corp.(a)                        220,000        6,998,750
---------------------------------------------------------------
Capital Re Corp.                        10,000          738,125
---------------------------------------------------------------
CMAC Investment Corp.                   73,000        4,713,063
---------------------------------------------------------------
Everest Reinsurance Holdings, Inc.      56,000        2,310,000
---------------------------------------------------------------
Executive Risk Inc.                      5,000          333,437
---------------------------------------------------------------
EXEL Ltd.                               11,200          836,500
---------------------------------------------------------------
Fidelity National Financial, Inc.       90,000        3,318,750
---------------------------------------------------------------
HCC Insurance Holdings, Inc.            40,000          870,000
---------------------------------------------------------------
NAC Re Corp.                             8,000          400,000
---------------------------------------------------------------
Penn-America Group, Inc.               160,000        3,300,000
---------------------------------------------------------------
Reliance Group Holdings, Inc.           50,000          865,625
---------------------------------------------------------------
Transatlantic Holdings, Inc.            10,000          768,125
---------------------------------------------------------------
Vesta Insurance Group, Inc.             10,000          566,250
---------------------------------------------------------------
W. R. Berkley Corp.                     20,000          932,500
---------------------------------------------------------------
                                                     26,951,125
---------------------------------------------------------------

INSURANCE BROKERS-0.15%

Annuity and Life Re, Ltd.(a)            87,400        2,086,675
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.05%

Freedom Securities Corp.(a)             29,200          647,875
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.96%

Affiliated Managers Group, Inc.(a)     150,000        5,568,750
---------------------------------------------------------------
Charles River Associates Inc.           14,500          348,000
---------------------------------------------------------------
Conning Corp.(a)                        70,000        1,435,000
---------------------------------------------------------------
Waddell & Reed Financial, Inc.         250,000        6,187,500
---------------------------------------------------------------
                                                     13,539,250
---------------------------------------------------------------

INVESTMENTS-0.08%

Security Capital Group
  Inc.-Class B(a)                       36,700        1,110,175
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
IRON & STEEL-0.22%

Ispat International N.V.-New York
  Registered Shares(a) (Netherlands)    24,900   $      697,200
---------------------------------------------------------------
Oregon Steel Mills, Inc.(a)            100,000        2,375,000
---------------------------------------------------------------
                                                      3,072,200
---------------------------------------------------------------

LAND DEVELOPMENT-0.34%

Silverleaf Resorts, Inc.(a)            203,000        4,821,250
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-1.09%

Coleman Co., Inc.(a)                    65,000        1,332,500
---------------------------------------------------------------
Galoob Toys, Inc.(a)                   400,000        4,325,000
---------------------------------------------------------------
GTECH Holdings Corp.(a)                 55,000        1,973,125
---------------------------------------------------------------
Hasbro, Inc.                            60,000        2,208,750
---------------------------------------------------------------
The North Face, Inc.(a)                165,000        3,702,187
---------------------------------------------------------------
Toy Biz, Inc.(a)                        90,000          939,375
---------------------------------------------------------------
Travis Boats & Motors, Inc.(a)          30,000          810,000
---------------------------------------------------------------
                                                     15,290,937
---------------------------------------------------------------

LODGING-HOTELS-0.80%

American Skiing Co.(a)                 220,000        3,410,000
---------------------------------------------------------------
CapStar Hotel Co.(a)                    85,000        2,730,625
---------------------------------------------------------------
Four Seasons Hotels, Inc. (Canada)      53,000        1,805,312
---------------------------------------------------------------
Vail Resorts Inc.(a)                   111,700        3,267,225
---------------------------------------------------------------
                                                     11,213,162
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.07%

OmniQuip International, Inc.(a)         40,000          935,000
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.13%

Daniel Industries                       30,000          586,875
---------------------------------------------------------------
Figgie International Inc.-Class A(a)    30,000          406,875
---------------------------------------------------------------
Industrial Distribution Group, Inc.(a)  45,100          854,081
---------------------------------------------------------------
                                                      1,847,831
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-2.09%

Amor Holdings, Inc.(a)                 100,000        1,100,000
---------------------------------------------------------------
Cognex Corp.(a)                        115,000        2,781,564
---------------------------------------------------------------
DONCASTERS PLC-ADR(a) (United
  Kingdom)                              24,700          759,525
---------------------------------------------------------------
Dril-Quip, Inc.(a)                      25,000          898,437
---------------------------------------------------------------
First Years, Inc.                      200,000        6,300,000
---------------------------------------------------------------
Howmet International Inc.(a)           265,000        4,372,500
---------------------------------------------------------------
Mettler-Toledo International Inc.(a)   176,000        3,542,000
---------------------------------------------------------------
Novel Denim Holdings Ltd.(a)
  (Hong Kong)                           27,500          694,375
---------------------------------------------------------------
Regal-Beloit Corp.                      20,000          615,000
---------------------------------------------------------------
Tefron Ltd.(a) (Israel)                140,000        3,753,750
---------------------------------------------------------------
U.S.A. Floral Products, Inc.(a)         80,000        1,660,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
MANUFACTURING (SPECIALIZED)-(CONTINUED)

US Filter Corp.(a)                      90,000   $    2,936,250
---------------------------------------------------------------
                                                     29,413,401
---------------------------------------------------------------

METAL FABRICATORS-0.79%

Metals USA(a)                          570,000       11,115,000
---------------------------------------------------------------

NATURAL GAS-0.39%

KN Energy, Inc.                         75,000        4,401,562
---------------------------------------------------------------
NGC Corp.                               75,000        1,106,250
---------------------------------------------------------------
                                                      5,507,812
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-1.26%

Boise Cascade Office Products Corp.(a) 119,700        2,296,744
---------------------------------------------------------------
Daisytek International Corp.(a)        230,000        5,577,500
---------------------------------------------------------------
Danka Business Systems PLC-ADR
  (United Kingdom)                     125,000        2,500,000
---------------------------------------------------------------
Steelcase Inc.(a)                      112,800        3,905,700
---------------------------------------------------------------
Unisource Worldwide, Inc.              275,000        3,489,062
---------------------------------------------------------------
                                                     17,769,006
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-4.70%

Atwood Oceanics, Inc.(a)               147,000        8,039,062
---------------------------------------------------------------
Baker Hughes, Inc.                      65,000        2,632,500
---------------------------------------------------------------
BJ Services Co.(a)                      40,000        1,500,000
---------------------------------------------------------------
Cal Dive International, Inc.(a)        125,000        4,125,000
---------------------------------------------------------------
Camco International, Inc.               20,000        1,357,500
---------------------------------------------------------------
Cooper Cameron Corp.(a)                 21,000        1,395,187
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.         40,000        2,025,000
---------------------------------------------------------------
ENSCO International, Inc.               90,000        2,542,500
---------------------------------------------------------------
EVI, Inc.(a)                           110,002        5,857,606
---------------------------------------------------------------
Gulfmark Offshore Inc.(a)               75,000        2,325,000
---------------------------------------------------------------
Hanover Compressor Co.(a)               70,000        1,811,250
---------------------------------------------------------------
Input/Output, Inc.(a)                   42,400        1,054,700
---------------------------------------------------------------
National-Oilwell, Inc.(a)              100,000        3,793,750
---------------------------------------------------------------
Noble Drilling Corp.(a)                135,000        4,362,188
---------------------------------------------------------------
Oceaneering International, Inc.(a)      50,000        1,146,875
---------------------------------------------------------------
Offshore Logistics, Inc.(a)             25,000          590,625
---------------------------------------------------------------
Petroleum Geo-Services ASA-ADR
  (a) (Norway)                          18,300        1,203,225
---------------------------------------------------------------
Precision Drilling Corp. (Canada)       20,000          477,500
---------------------------------------------------------------
Pride International, Inc.(a)           160,000        3,890,000
---------------------------------------------------------------
R&B Falcon Corp.(a)                    150,000        4,809,375
---------------------------------------------------------------
Santa Fe International Corp.            20,000          783,750
---------------------------------------------------------------
Smith International, Inc.(a)            35,000        2,056,250
---------------------------------------------------------------
Transocean Offshore Inc.                40,000        2,235,000
---------------------------------------------------------------
Tuboscope Vetco International
  Corp.(a)                             130,000        3,079,375
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
OIL & GAS (DRILLING & EQUIPMENT)-(CONTINUED)

Veritas DGC, Inc.(a)                    19,000   $    1,029,563
---------------------------------------------------------------
Western Atlas Inc.(a)                   25,000        1,975,000
---------------------------------------------------------------
                                                     66,097,781
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-1.87%

Benton Oil & Gas Co.(a)                185,000        2,254,687
---------------------------------------------------------------
Cabot Oil & Gas Corp.-Class A(a)        70,000        1,640,625
---------------------------------------------------------------
Cross Timbers Oil Co.                  102,500        1,960,312
---------------------------------------------------------------
Eagle Geophysical, Inc.(a)             100,000        1,862,500
---------------------------------------------------------------
Houston Exploration Co. (The)(a)        80,000        1,870,000
---------------------------------------------------------------
Newfield Exploration Co.(a)             50,000        1,212,500
---------------------------------------------------------------
Noble Affiliates, Inc.                  20,000          862,500
---------------------------------------------------------------
Nuevo Energy Co.(a)                     33,300        1,186,313
---------------------------------------------------------------
Ocean Energy, Inc.(a)                  152,100        3,726,450
---------------------------------------------------------------
Pogo Producing Co.                      35,000        1,122,187
---------------------------------------------------------------
Snyder Oil Corp.                        95,000        2,024,688
---------------------------------------------------------------
Stolt Comex Seaway, S.A.(a)
  (United Kingdom)                     200,000        6,500,000
---------------------------------------------------------------
                                                     26,222,762
---------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-0.17%

Gulf Indonesia Resources Ltd.(a)
  (Indonesia)                           70,000        1,076,250
---------------------------------------------------------------
Rutherford-Moran Oil Corp.(a)           50,000        1,250,000
---------------------------------------------------------------
                                                      2,326,250
---------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.40%

Pope & Talbot, Inc.                    225,000        3,501,562
---------------------------------------------------------------
Wausau-Mosinee Paper Corp.             100,000        2,118,750
---------------------------------------------------------------
                                                      5,620,312
---------------------------------------------------------------

PERSONAL CARE-0.63%

French Fragrances, Inc.(a)              40,000          680,000
---------------------------------------------------------------
Perrigo Co.(a)                          50,000          646,875
---------------------------------------------------------------
Rexall Sundown, Inc.(a)                 50,000        1,596,875
---------------------------------------------------------------
Twinlab Corp.(a)                       150,000        5,887,500
---------------------------------------------------------------
                                                      8,811,250
---------------------------------------------------------------

PUBLISHING-0.53%

CMP Media Inc.-Class A(a)               93,300        2,157,562
---------------------------------------------------------------
Cunningham Graphics
  International, Inc.(a)                42,000          792,750
---------------------------------------------------------------
Petersen Companies, Inc.
  (The)-Class A(a)                     110,000        2,860,000
---------------------------------------------------------------
Scholastic Corp.(a)                     45,000        1,676,250
---------------------------------------------------------------
                                                      7,486,562
---------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST-2.97%

Anthracite Mortgage Capital Inc.(a)    210,000        2,940,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
REAL ESTATE INVESTMENT TRUST-(CONTINUED)

Apartment Investment & Management Co.  100,000   $    3,737,500
---------------------------------------------------------------
CarrAmerica Realty Corp.               120,000        3,510,000
---------------------------------------------------------------
CCA Prison Realty Trust                 50,000        1,771,875
---------------------------------------------------------------
Colonial Properties Trust              100,000        2,968,750
---------------------------------------------------------------
Corporate Office Properties
  Trust, Inc.                          380,000        4,013,750
---------------------------------------------------------------
Correctional Properties Trust           42,400          977,850
---------------------------------------------------------------
Crescent Real Estate Equities, Co.      85,000        2,900,625
---------------------------------------------------------------
Equity Office Properties Trust         108,000        3,071,250
---------------------------------------------------------------
Great Lakes REIT, Inc.                  80,000        1,465,000
---------------------------------------------------------------
Imperial Credit Commercial
  Mortgage Investment Corp.            221,100        3,192,131
---------------------------------------------------------------
Kilroy Realty Corp.                    150,000        3,975,000
---------------------------------------------------------------
Manufactured Home Communities, Inc.    130,000        3,282,500
---------------------------------------------------------------
Patriot American Hospitality, Inc.     119,047        3,005,937
---------------------------------------------------------------
Weeks Corp.                             31,200          982,800
---------------------------------------------------------------
                                                     41,794,968
---------------------------------------------------------------

RESTAURANTS-1.26%

Brinker International, Inc.(a)          50,000        1,200,000
---------------------------------------------------------------
CKE Restaurants, Inc.                   90,000        3,116,250
---------------------------------------------------------------
Landry's Seafood Restaurants, Inc.(a)   20,000          570,000
---------------------------------------------------------------
Logan's Roadhouse, Inc.(a)              40,000        1,035,000
---------------------------------------------------------------
Outback Steakhouse, Inc.(a)             10,000          381,250
---------------------------------------------------------------
Rainforest Cafe, Inc.(a)               150,000        2,273,437
---------------------------------------------------------------
Showbiz Pizza Time, Inc.(a)            140,000        5,407,500
---------------------------------------------------------------
Starbucks Corp.(a)                      77,000        3,705,625
---------------------------------------------------------------
                                                     17,689,062
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.44%

CompUSA, Inc.(a)                       100,000        1,856,250
---------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)           30,300        1,382,437
---------------------------------------------------------------
Tech Data Corp.(a)                      60,000        2,992,500
---------------------------------------------------------------
                                                      6,231,187
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.10%

Neiman Marcus Group, Inc. (The)(a)      40,000        1,467,500
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.69%

Consolidated Stores Corp.(a)            56,400        2,256,000
---------------------------------------------------------------
Dollar Tree Stores, Inc.(a)             19,500        1,057,875
---------------------------------------------------------------
Family Dollar Stores, Inc.             141,800        4,821,200
---------------------------------------------------------------
Fred's, Inc.                            62,500        1,562,500
---------------------------------------------------------------
                                                      9,697,575
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.27%

Rite Aid Corp.                         120,000        3,855,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (FOOD CHAINS)-1.27%

American Stores Co.                    140,000   $    3,360,000
---------------------------------------------------------------
Dominick's Supermarkets, Inc.(a)       100,000        4,006,250
---------------------------------------------------------------
Whole Foods Market, Inc.(a)(b)          55,000        3,403,125
---------------------------------------------------------------
Wild Oats Markets Inc.(a)              225,000        7,101,562
---------------------------------------------------------------
                                                     17,870,937
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.02%

Signet Group PLC (United Kingdom)      320,000          227,460
---------------------------------------------------------------

RETAIL (SPECIALTY)-6.49%

Bed Bath & Beyond, Inc.(a)              50,000        2,462,500
---------------------------------------------------------------
Brookstone, Inc.(a)                     35,000          503,125
---------------------------------------------------------------
Casey's General Stores, Inc.            80,000        1,310,000
---------------------------------------------------------------
Coldwater Creek Inc.(a)                 80,000        1,580,000
---------------------------------------------------------------
Cole National Corp.-Class A(a)          40,000        1,487,500
---------------------------------------------------------------
Corporate Express, Inc.(a)              50,000          503,125
---------------------------------------------------------------
CSK Auto Corp.(a)                      147,400        3,979,800
---------------------------------------------------------------
Finish Line, Inc. (The)-Class A(a)     180,000        4,455,000
---------------------------------------------------------------
Garden Ridge Corp.(a)                  115,000        2,199,375
---------------------------------------------------------------
General Nutrition Companies, Inc.(a)   130,000        4,663,750
---------------------------------------------------------------
Genesco Inc.(a)                         50,000          846,875
---------------------------------------------------------------
Group 1 Automotive, Inc.(a)            140,000        2,100,000
---------------------------------------------------------------
Hibbett Sporting Goods, Inc.(a)         50,000        1,675,000
---------------------------------------------------------------
Hot Topic, Inc.(a)                      90,000        2,598,750
---------------------------------------------------------------
Just for Feet, Inc.(a)                 425,000        9,350,000
---------------------------------------------------------------
Linens 'N Things, Inc.(a)              155,000        9,338,750
---------------------------------------------------------------
Lithia Motors, Inc.-Class A(a)          80,000        1,200,000
---------------------------------------------------------------
Musicland Stores Corp.(a)              120,000        1,470,000
---------------------------------------------------------------
Nutraceutical International Corp.(a)   151,600        2,728,800
---------------------------------------------------------------
OfficeMax, Inc.(a)                      40,000          752,500
---------------------------------------------------------------
Petco Animal Supplies, Inc.(a)         117,000        2,310,750
---------------------------------------------------------------
PETsMART, Inc.(a)                      675,000        7,931,250
---------------------------------------------------------------
Pier 1 Imports, Inc.                   105,000        2,769,375
---------------------------------------------------------------
Polo Ralph Lauren Corp.(a)             190,000        5,343,750
---------------------------------------------------------------
RDO Equipment Co.-Class A(a)            70,000        1,155,000
---------------------------------------------------------------
Sports Authority, Inc. (The)(a)         50,000          878,125
---------------------------------------------------------------
Tiffany & Co                            25,000        1,137,500
---------------------------------------------------------------
U.S. Office Products Co.(a)             95,000        1,680,312
---------------------------------------------------------------
Viking Office Products, Inc.(a)         80,000        1,935,000
---------------------------------------------------------------
West Marine, Inc.(a)                    95,000        2,380,937
---------------------------------------------------------------
Williams-Sonoma, Inc.(a)                55,000        3,021,563
---------------------------------------------------------------
Zale Corp.(a)                          180,000        5,422,500
---------------------------------------------------------------
                                                     91,170,912
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (SPECIALTY-APPAREL)-1.42%

Abercrombie & Fitch Co.-Class A(a)     125,000   $    5,562,500
---------------------------------------------------------------
dELiA*s Inc.(a)                         50,000        1,262,500
---------------------------------------------------------------
Gadzooks, Inc.(a)                       40,000        1,050,000
---------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)          60,000        2,527,500
---------------------------------------------------------------
Stage Stores, Inc.(a)                  185,000        9,515,938
---------------------------------------------------------------
                                                     19,918,438
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.41%

Allied Capital Corp.                   125,000        3,250,000
---------------------------------------------------------------
Charter One Financial, Inc.             37,000        2,504,437
---------------------------------------------------------------
                                                      5,754,437
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-1.57%

Abacus Direct Corp.(a)                  85,000        4,834,375
---------------------------------------------------------------
Cognizant Corp.                         13,000          668,688
---------------------------------------------------------------
Forrester Research, Inc.(a)             40,000        1,500,000
---------------------------------------------------------------
Getty Images, Inc.(a) (United
  Kingdom)                              30,000          686,250
---------------------------------------------------------------
Hagler Bailly, Inc.(a)                  55,000        1,457,500
---------------------------------------------------------------
Information Resources, Inc.(a)          55,000        1,027,812
---------------------------------------------------------------
JLK Direct Distribution Inc.-
  Class A(a)                            40,700        1,332,925
---------------------------------------------------------------
Lamar Advertising Co.(a)               225,000        7,762,500
---------------------------------------------------------------
Snyder Communications, Inc.(a)          65,000        2,762,500
---------------------------------------------------------------
                                                     22,032,550
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-4.09%

Advantage Learning Systems, Inc.(a)     32,500        1,023,750
---------------------------------------------------------------
Avis Rent A Car, Inc.(a)                90,400        2,367,350
---------------------------------------------------------------
BA Merchant Services, Inc.-Class A(a)  100,000        1,500,000
---------------------------------------------------------------
Bright Horizons, Inc.(a)                60,000        1,762,500
---------------------------------------------------------------
Career Education Corp.(a)               51,700        1,176,175
---------------------------------------------------------------
Cerner Corp.(a)                         80,000        2,385,000
---------------------------------------------------------------
Computer Learning Centers, Inc.(a)     125,000        1,500,000
---------------------------------------------------------------
CorporateFamily Solutions, Inc.         33,000          878,625
---------------------------------------------------------------
Equity Corp. International(a)          100,000        2,481,250
---------------------------------------------------------------
G & K Services, Inc.-Class A            53,500        2,153,375
---------------------------------------------------------------
Galileo International, Inc.             71,700        2,894,887
---------------------------------------------------------------
Hertz Corp.-Class A                     60,000        2,460,000
---------------------------------------------------------------
INSpire Insurance Solutions, Inc.(a)   115,000        3,866,875
---------------------------------------------------------------
Iron Mountain, Inc.(a)                 100,000        4,200,000
---------------------------------------------------------------
LaSalle Partners, Inc.(a)               83,600        2,873,750
---------------------------------------------------------------
MemberWorks, Inc.(a)                    40,000        1,230,000
---------------------------------------------------------------
Metzler Group, Inc.(a)                 165,000        5,713,125
---------------------------------------------------------------
PalEx, Inc.(a)                          25,000          287,500
---------------------------------------------------------------
Pegasus Systems, Inc.(a)                50,000        1,337,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SERVICES (COMMERCIAL & CONSUMER)-(CONTINUED)

Pittston Brink's Group                  35,000   $    1,369,375
---------------------------------------------------------------
Protection One, Inc.                   225,000        2,749,219
---------------------------------------------------------------
Rental Service Corp.(a)                 60,000        1,743,750
---------------------------------------------------------------
Sotheby's Holdings, Inc.-Class A        55,000        1,268,437
---------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)        30,000        1,481,250
---------------------------------------------------------------
Trammell Crow Co.(a)                    46,600        1,234,900
---------------------------------------------------------------
Travel Services International, Inc.(a)  60,000        2,212,500
---------------------------------------------------------------
U.S. Rentals, Inc.(a)                  110,000        3,272,500
---------------------------------------------------------------
                                                     57,423,593
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-1.44%

Cotelligent Group, Inc.(a)             102,500        2,645,781
---------------------------------------------------------------
Gartner Group, Inc.-Class A(a)          35,000        1,159,375
---------------------------------------------------------------
Shared Medical Systems Corp.             8,000          583,500
---------------------------------------------------------------
SunGard Data Systems Inc.(a)           375,000       13,359,375
---------------------------------------------------------------
Sykes Enterprises, Inc.(a)             120,000        2,512,500
---------------------------------------------------------------
                                                     20,260,531
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-2.38%

Billing Information Concepts Corp.(a)   40,000        1,120,000
---------------------------------------------------------------
BISYS Group, Inc.(a)                   170,000        6,715,000
---------------------------------------------------------------
CCC Information Services Group(a)      240,000        5,760,000
---------------------------------------------------------------
CSG Systems International, Inc.(a)      10,000          455,000
---------------------------------------------------------------
DST Systems, Inc.(a)                    45,000        2,480,625
---------------------------------------------------------------
Hyperion Software Corp.(a)             110,000        4,771,250
---------------------------------------------------------------
Lason Holdings, Inc.(a)                 66,400        2,589,600
---------------------------------------------------------------
Learning Tree International, Inc.(a)    30,000          718,125
---------------------------------------------------------------
May & Speh, Inc.(a)                    245,000        3,644,375
---------------------------------------------------------------
Medaphis Corp.(a)                      121,300        1,114,443
---------------------------------------------------------------
MedQuist, Inc.(a)                       30,000        1,462,500
---------------------------------------------------------------
Saville Systems Ireland PLC-ADR(a)
   (Ireland)                            40,000        1,995,000
---------------------------------------------------------------
Transaction Network Services, Inc.(a)   30,000          611,250
---------------------------------------------------------------
                                                     33,437,168
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.21%

Metamor Worldwide, Inc.(a)              50,000        1,912,500
---------------------------------------------------------------
Syntel, Inc.(a)                         30,000          975,000
---------------------------------------------------------------
                                                      2,887,500
---------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL)-0.56%

Casella Waste Systems, Inc.(a)         150,000        4,668,750
---------------------------------------------------------------
Wackenhut Corrections Corp.(a)         125,000        3,265,625
---------------------------------------------------------------
                                                      7,934,375
---------------------------------------------------------------

SPECIALTY PRINTING-0.10%

Deluxe Corp.                            40,000        1,340,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.68%

Gilat Communications Ltd.(a) (Israel)   90,000   $      866,250
---------------------------------------------------------------
International Telecommunication
  Data Systems, Inc.(a)                 60,000        1,815,000
---------------------------------------------------------------
LCC International, Inc.-Class A(a)     140,000        2,870,000
---------------------------------------------------------------
Metromedia Fiber Network, Inc.(a)      100,000        3,087,500
---------------------------------------------------------------
Powerwave Technologies, Inc.(a)         50,000          943,750
---------------------------------------------------------------
                                                      9,582,500
---------------------------------------------------------------

TELEPHONE-0.16%

SmarTalk Teleservices Inc.(a)          110,000        2,186,250
---------------------------------------------------------------

TEXTILES (APPAREL)-0.45%

Ashworth, Inc.(a)                       65,000        1,088,750
---------------------------------------------------------------
Columbia Sportswear Co.(a)              95,000        2,018,750
---------------------------------------------------------------
Nautica Enterprises, Inc.(a)            50,000        1,243,750
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)                 32,500        1,982,500
---------------------------------------------------------------
                                                      6,333,750
---------------------------------------------------------------

TRUCKERS-0.38%

C.H. Robinson Worldwide, Inc.(a)       133,600        3,056,100
---------------------------------------------------------------
Jevic Transportation, Inc.(a)          150,000        2,325,000
---------------------------------------------------------------
                                                      5,381,100
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
WASTE MANAGEMENT-0.50%

ITEQ, Inc.(a)                          110,000   $    1,402,500
---------------------------------------------------------------
Philip Services Corp.(a) (Canada)      275,000        2,079,687
---------------------------------------------------------------
Tetra Technologies, Inc.(a)             70,000        1,675,625
---------------------------------------------------------------
Waste Industries, Inc.(a)               92,500        1,890,469
---------------------------------------------------------------
                                                      7,048,281
---------------------------------------------------------------
    Total Common Stocks (Cost
      $937,588,800)                               1,276,460,101
---------------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT
REPURCHASE AGREEMENTS-8.88%(c)

Dean Witter Reynolds, Inc.,
  5.55%, 05/01/98(d)              $ 12,474,856       12,474,856
---------------------------------------------------------------
Goldman, Sachs & Co., 5.53%,
  05/01/98(e)                      112,300,000      112,300,000
---------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $124,774,856)                           124,774,856
---------------------------------------------------------------
TOTAL INVESTMENTS-99.69%                          1,401,234,957
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.31%                                   4,343,858
---------------------------------------------------------------
NET ASSETS-100.00%                               $1,405,578,815
===============================================================

Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sale price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 04/30/98 with a maturing value $500,076,806. Collateralized by $495,889,000 U.S. Government obligations, 0% to 7.75% due 07/23/98 to 01/15/08 with an aggregate market value at 04/30/98 of $510,500,080.
(e) Joint repurchase agreement entered into 04/30/98 with maturing value of $300,046,250. Collateralized by $307,111,000 U.S. Government obligations, 0% to 9.40% due 06/10/98 to 09/26/98 with an aggregate market value at 04/30/98 of $306,000,308.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $1,062,363,656)                             $1,401,234,957
------------------------------------------------------------
Receivables for:
  Investments sold                                 3,400,432
------------------------------------------------------------
  Capital stock sold                              15,834,071
------------------------------------------------------------
  Dividends and interest                             249,737
------------------------------------------------------------
Investment for deferred compensation plan              8,073
------------------------------------------------------------
Other assets                                         175,231
------------------------------------------------------------
      Total assets                             1,420,902,501
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                            2,841,620
------------------------------------------------------------
  Capital stock reacquired                        10,512,514
------------------------------------------------------------
  Deferred compensation                                8,073
------------------------------------------------------------
  Options written                                     22,500
------------------------------------------------------------
Accrued advisory fees                                727,233
------------------------------------------------------------
Accrued administrative services fees                   6,577
------------------------------------------------------------
Accrued directors' fees                                1,100
------------------------------------------------------------
Accrued distribution fees                            671,985
------------------------------------------------------------
Accrued transfer agent fees                          343,557
------------------------------------------------------------
Accrued operating expenses                           188,527
------------------------------------------------------------
      Total liabilities                           15,323,686
------------------------------------------------------------
Net assets applicable to shares outstanding   $1,405,578,815
============================================================

NET ASSETS:

Class A                                       $  844,490,571
============================================================
Class B                                       $  522,457,801
============================================================
Class C                                       $   38,630,443
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                     50,676,912
============================================================
Class B:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                     31,709,398
============================================================
Class C:
  Authorized                                     750,000,000
------------------------------------------------------------
  Outstanding                                      2,345,224
============================================================
Class A:

  Net asset value and redemption price per
    share                                     $        16.66
============================================================
  Offering price per share:
    (Net assets value of $16.66
    divided by 94.50%)                        $        17.63
============================================================
Class B:

  Net asset value and offering price per
    share                                     $        16.48
============================================================
Class C:

  Net asset value and offering price per
    share                                     $        16.47
============================================================

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 1998
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of $2,185 foreign withholding
  tax)                                         $  2,716,236
-----------------------------------------------------------
Interest                                          2,255,351
-----------------------------------------------------------
    Total investment income                       4,971,587
-----------------------------------------------------------

EXPENSES:

Advisory fees                                     3,555,197
-----------------------------------------------------------
Administrative services fees                         38,160
-----------------------------------------------------------
Custodian fees                                       56,614
-----------------------------------------------------------
Directors' fees                                       5,596
-----------------------------------------------------------
Distribution fees-Class A                         1,162,288
-----------------------------------------------------------
Distribution fees-Class B                         1,909,627
-----------------------------------------------------------
Distribution fees-Class C                           110,742
-----------------------------------------------------------
Transfer agent fees-Class A                         683,109
-----------------------------------------------------------
Transfer agent fees-Class B                         540,347
-----------------------------------------------------------
Transfer agent fees-Class C                          31,402
-----------------------------------------------------------
Other                                               264,541
-----------------------------------------------------------
      Total expenses                              8,357,623
-----------------------------------------------------------
Less: Expenses paid indirectly                      (19,722)
-----------------------------------------------------------
      Net expenses                                8,337,901
-----------------------------------------------------------
Net investment income (loss)                     (3,366,314)
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          15,239,761
-----------------------------------------------------------
  Foreign currencies                                (27,567)
-----------------------------------------------------------
  Futures contracts                                (261,825)
-----------------------------------------------------------
  Options contracts                                 150,146
-----------------------------------------------------------
                                                 15,100,515
-----------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                         146,628,356
-----------------------------------------------------------
  Futures contracts                                (315,275)
-----------------------------------------------------------
  Option contracts                                    2,199
-----------------------------------------------------------
                                                146,315,280
-----------------------------------------------------------
    Net gain from investment securities,
      foreign currencies, futures and option
      contracts                                 161,415,795
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $158,049,481
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 1998 AND THE YEAR ENDED OCTOBER 31, 1997 (UNAUDITED)

                                                                APRIL 30,      OCTOBER 31,
                                                                   1998            1997
                                                              --------------   ------------
OPERATIONS:

  Net investment income (loss)                                $   (3,366,314)  $ (5,256,151)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities,
    foreign currencies, futures and option contracts              15,100,515     (6,205,853)
-------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts             146,315,280    159,137,915
-------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations      158,049,481    147,675,911
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        168,366,608    218,214,845
-------------------------------------------------------------------------------------------
  Class B                                                        168,737,656    235,598,112
-------------------------------------------------------------------------------------------
  Class C                                                         22,921,251     12,327,342
-------------------------------------------------------------------------------------------
       Net increase in net assets                                518,074,996    613,816,210
-------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            887,503,819    273,687,609
-------------------------------------------------------------------------------------------
  End of period                                               $1,405,578,815   $887,503,819
===========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,066,569,101   $706,543,586
-------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (3,377,310)       (10,996)
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
    investment securities, foreign currencies, futures and
    option contracts                                               3,513,524    (11,586,991)
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                     338,873,500    192,558,220
-------------------------------------------------------------------------------------------
                                                              $1,405,578,815   $887,503,819
===========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 1998
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Capital Development Fund, AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term capital appreciation.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income, dividend expense on short sales and distributions to shareholders are recorded on the ex-dividend date.
C. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
D. Accounting for Securities Sold Short--When the Fund sells common stock short, an amount equal to the proceeds of the sales is recorded as an asset. This asset is offset by a liability (representing the borrowed security) recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations discussed in "A" above. The Fund's risk is that the value of the security will increase rather than decline and thus an unrealized loss will be recorded. When the Fund closes out a short position by delivering the stock sold short, the Fund will realize a gain or loss and the liability related to such short position will be eliminated. The Fund will attempt to hedge against market risk by entering into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns. Such short sales may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities may be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio may be wholly or partially offset by a corresponding loss in the short position.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $9,504,404 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, in the year 2005.
F. Covered Call Options--The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
G. Foreign Currency Translation--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
H. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
I. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has agreed to waive advisory fees paid by the Fund to AIM to the extent necessary to keep the annual expense ratio for Class A shares at 1.34% for two years commencing August 12, 1996.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1998, AIM was reimbursed $38,160 for such services.
  The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the six months ended April 30, 1998, AFS was paid $694,118 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer, or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the six months ended April 30, 1998, the Class A, Class B and Class C shares paid AIM Distributors $1,162,288, $1,909,627 and $110,742, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $920,178 from Class A capital stock transactions during the six months ended April 30, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A capital stock. During the six months ended April 30, 1998, AIM Distributors received $19,640 in contingent deferred sales charges imposed on redemptions of capital stock. Certain officers and directors of the Company are officers and directors of AIM, AIM Distributors and AFS.
  During the six months ended April 30, 1998, the Fund paid legal fees of $1,815 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $6,129 and $13,593, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $19,722 during the six months ended April 30, 1998.

NOTE 4-DIRECTOR'S FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the six months ended April 30, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.
  Pursuant to an amendment to the line of credit agreement effective May 1, 1998, the Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by the prospectus for borrowings.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 1998 was $583,298,286 and $267,933,582, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of April 30, 1998, on a tax basis, is as follows:

Aggregate unrealized appreciation of
  investment securities                   $364,326,398
------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                    (25,657,804)
------------------------------------------------------
Net unrealized appreciation of
  investment securities                   $338,668,594
======================================================

Cost of investments for tax purposes is $1,062,566,363.

NOTE 7-OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended April 30, 1998 are summarized as follows:

                                              OPTION CONTRACTS
                                            ---------------------
                                            NUMBER OF   PREMIUMS
                                            CONTRACTS   RECEIVED
                                            ---------   ---------
Beginning of period                              0      $       0
-----------------------------------------------------------------
Written                                        700        204,945
-----------------------------------------------------------------
Closed                                        (450)      (142,570)
-----------------------------------------------------------------
Expired                                       (150)       (37,676)
-----------------------------------------------------------------
End of period                                  100      $  24,699
=================================================================

Open call option contracts written at April 30, 1998 were as follows:

                                                                  APRIL 30,
                      CONTRACT   STRIKE   NUMBER OF   PREMIUM        1998        UNREALIZED
        ISSUE          MONTH     PRICE    CONTRACTS   RECEIVED   MARKET VALUE   APPRECIATION
        -----         --------   ------   ---------   --------   ------------   ------------
Whole Foods Market,
  Inc.                June/98      70        100      $24,699      $22,500         $2,199
============================================================================================

NOTE 8-CAPITAL STOCK

Changes in the capital stock outstanding during the six months ended April 30, 1998 and the year ended October 31, 1997 were as follows:

                             APRIL 30, 1998                OCTOBER 31, 1997
                       ---------------------------    ---------------------------
                         SHARES         AMOUNT          SHARES         AMOUNT
                       -----------   -------------    -----------   -------------
Sold:
  Class A               45,567,247   $ 695,935,911     33,846,855   $ 430,979,375
---------------------------------------------------------------------------------
  Class B               13,403,480     202,915,101     20,627,807     261,084,351
---------------------------------------------------------------------------------
  Class C*               1,618,682      24,684,894        850,531      12,426,338
---------------------------------------------------------------------------------
Reacquired:
  Class A              (34,549,652)   (527,569,303)   (16,847,317)   (212,764,530)
---------------------------------------------------------------------------------
  Class B               (2,283,685)    (34,177,445)    (2,062,227)    (25,486,239)
---------------------------------------------------------------------------------
  Class C*                (117,238)     (1,763,643)        (6,751)        (98,996)
---------------------------------------------------------------------------------
                       $23,638,834   $ 360,025,515     36,408,898   $ 466,140,299
=================================================================================

 * Class C shares commenced sales on August 4, 1997.

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during the six months ended April 30, 1998, the year ended October 31, 1997 and the period June 17, 1996 (date operations commenced) through October 31, 1996, for a share of Class B capital stock outstanding during the six months ended April 30, 1998, the year ended October 31, 1997 and the period October 1, 1996 (date sales commenced) through October 31, 1996 and for a share of Class C capital stock outstanding during the six months ended April 30, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                         CLASS A                                CLASS B
                                            ----------------------------------     ----------------------------------
                                                              OCTOBER 31,                            OCTOBER 31,
                                            APRIL 30,     --------------------     APRIL 30,     --------------------
                                              1998          1997        1996         1998          1997        1996
                                            ---------     --------    --------     ---------     --------    --------
Net asset value, beginning of period        $  14.57      $  11.09    $  10.00     $  14.46      $  11.08    $  11.26
------------------------------------------  --------      --------    --------     --------      --------    --------
Income from investment operations:
    Net investment income (loss)(a)            (0.03)        (0.10)      (0.01)       (0.08)        (0.20)      (0.01)
------------------------------------------  --------      --------    --------     --------      --------    --------
    Net gains (losses) on securities (both
      realized and unrealized)                  2.12          3.58        1.10         2.10          3.58       (0.17)
------------------------------------------  --------      --------    --------     --------      --------    --------
        Total from investment operations    $   2.09          3.48        1.09     $   2.02          3.38       (0.18)
------------------------------------------  --------      --------    --------     --------      --------    --------
Net asset value, end of period              $  16.66      $  14.57    $  11.09     $  16.48      $  14.46    $  11.08
==========================================  ========      ========    ========     ========      ========    ========
Total return(b)                                14.34%        31.38%      10.90%       13.97%        30.51%      (1.60)%
==========================================  ========      ========    ========     ========      ========    ========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)    $844,491      $577,685    $251,253     $522,458      $297,623    $ 22,435
==========================================  ========      ========    ========     ========      ========    ========
Ratio of expenses to average net assets(c)      1.29%(d)(e)   1.33%       1.35%(f)     2.02%(d)(e)   2.09%       1.89%(f)
==========================================  ========      ========    ========     ========      ========    ========
Ratio of net investment income (loss) to
  average net assets(g)                        (0.35)%(d)    (0.83)%     (0.29)%(f)   (1.09)%(d)    (1.59)%     (0.83)%(f)
==========================================  ========      ========    ========     ========      ========    ========
Portfolio turnover rate                           27%           41%         13%          27%           41%         13%
==========================================  ========      ========    ========     ========      ========    ========
Average brokerage commission rate(h)        $ 0.0510      $ 0.0534    $ 0.0550     $ 0.0510      $ 0.0534    $ 0.0550
==========================================  ========      ========    ========     ========      ========    ========

                                                     CLASS C                 CLASS C
                                                    ---------               -----------

                                                    APRIL 30,               OCTOBER 31,
                                                      1998                     1997
                                                    ---------               -----------
Net asset value, beginning of period                $  14.45                $  13.48
------------------------------------------          --------                --------
Income from investment operations:
    Net investment income (loss)(a)                    (0.08)                  (0.06)
------------------------------------------          --------                --------
    Net gains (losses) on securities (both
      realized and unrealized)                          2.10                    1.03
------------------------------------------          --------                --------
        Total from investment operations                2.02                    0.97
------------------------------------------          --------                --------
Net asset value, end of period                      $  16.47                $  14.45
==========================================          ========                ========
Total return(b)                                        13.98%                   7.20%
==========================================          ========                ========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)            $ 38,630                $ 12,195
==========================================          ========                ========
Ratio of expenses to average net assets(c)              2.02%(d)(e)             2.14%(f)
==========================================          ========                ========
Ratio of net investment income (loss) to
  average net assets(g)                                (1.09)%(d)              (1.64)%(f)
==========================================          ========                ========
Portfolio turnover rate                                   27%                     41%
==========================================          ========                ========
Average brokerage commission rate(h)                $ 0.0510                $ 0.0534
==========================================          ========                ========

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and are not annualized for periods less than one year.

(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.38% and 1.60% (annualized) for 1997-1996, for Class A, 2.14% and 2.28% (annualized) for 1997-1996 for Class B and 2.19% (annualized) for 1997 for Class C.

(d) Ratios are annualized and based on average net assets of $669,668,732, $385,090,541 and $22,331,912 for Class A,
    Class B and Class C, respectively.

(e) Ratios include indirectly paid expenses. Excluding indirectly paid expenses, ratios of expenses to average net assets would have been 1.28% (annualized) for Class A, Class
    B and Class C would have remained the same.

(f) Annualized.

(g) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.88)% and (0.54)% (annualized) for 1997-1996 for Class A, (1.64)% and
    (1.22)% (annualized) for 1997-1996 for Class B and (1.69)% (annualized) for 1997 for Class C.

(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold.

Directors & Officers

BOARD OF DIRECTORS                                OFFICERS                                     OFFICE OF THE FUND
Charles T. Bauer                                  Charles T. Bauer                             11 Greenway Plaza
Chairman                                          Chairman                                     Suite 100
A I M Management Group Inc.                                                                    Houston, TX 77046
                                                  Robert H. Graham
Bruce L. Crockett                                 President                                    INVESTMENT ADVISOR
Director
ACE Limited;                                      John J. Arthur                               A I M Advisors, Inc.
Formerly Director, President, and                 Senior Vice President and Treasurer          11 Greenway Plaza
Chief Executive Officer                                                                        Suite 100
COMSAT Corporation                                Carol F. Relihan                             Houston, TX 77046
                                                  Senior Vice President and Secretary
Owen Daly II                                                                                   TRANSFER AGENT
Director                                          Gary T. Crum
Cortland Trust Inc.                               Senior Vice President                        A I M Fund Services, Inc.
                                                                                               P.O. Box 4739
Edward K. Dunn Jr.                                Jonathan C. Schoolar                         Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;              Senior Vice President
Formerly Vice Chairman and President,                                                          CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and          Dana R. Sutton
President, Mercantile Bankshares                  Vice President and Assistant Treasurer       State Street Bank and Trust Company
                                                                                               225 Franklin Street
Jack Fields                                       Melville B. Cox                              Boston, MA 02110
Chief Executive Officer                           Vice President
Texana Global, Inc.;                                                                           COUNSEL TO THE FUND
Formerly Member                                   Renee A. Bamford
of the U.S. House of Representatives              Assistant Secretary                          Ballard Spahr
                                                                                               Andrews & Ingersoll, LLP
Carl Frischling                                   P. Michelle Grace                            1735 Market Street
Partner                                           Assistant Secretary                          Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel
                                                  Jeffrey H. Kupor                             COUNSEL TO THE DIRECTORS
Robert H. Graham                                  Assistant Secretary
President and Chief Executive Officer                                                          Kramer, Levin, Naftalis & Frankel
A I M Management Group Inc.                       Nancy L. Martin                              919 Third Avenue
                                                  Assistant Secretary                          New York, NY 10022
John F. Kroeger
Formerly Consultant                               Ofelia M. Mayo                               DISTRIBUTOR
Wendell & Stockel Associates, Inc.                Assistant Secretary
                                                                                               A I M Distributors, Inc.
Lewis F. Pennock                                  Lisa A. Moss                                 11 Greenway Plaza
Attorney                                          Assistant Secretary                          Suite 100
                                                                                               Houston, TX 77046
Ian W. Robinson                                   Kathleen J. Pflueger
Consultant; Formerly Executive                    Assistant Secretary
Vice President and
Chief Financial Officer                           Samuel D. Sirko
Bell Atlantic Management                          Assistant Secretary
Services, Inc.
                                                  Stephen I. Winer
Louis S. Sklar                                    Assistant Secretary
Executive Vice President
Hines Interests                                   Mary J. Benson
Limited Partnership                               Assistant Treasurer

                             HOW AIM MAKES INVESTING
                                  EASY FOR YOU

o LOW INITIAL INVESTMENT. You can get your investment program started for as little as $500. Subsequent investments can be made for only $50.

o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. Distributions may be received in cash or reinvested in the Fund free of charge. Over time, the power of compounding can significantly increase the value of your assets.

o AUTOMATIC INVESTMENT PLAN. You may build your investment by regularly purchasing additional shares. Pre-authorized checks for $50 or more can be drafted monthly from your personal checking account.

o EASY ACCESS TO YOUR MONEY. Your shares may be redeemed at net asset value any day the New York Stock Exchange is open. The price of shares sold may be more or less than their original cost, depending on market conditions.

o SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive checks of at least $50 monthly or quarterly through a systematic withdrawal plan.

o EXCHANGE PRIVILEGE. As your goals change, you may exchange all or part of your assets for those of other funds within the same share class of The AIM Family of Funds--Registered Trademark--. The exchange privilege may be modified or discontinued for any of the AIM funds. Certain restrictions apply.

o RETIREMENT PLANS. You may purchase shares of the fund for your Individual Retirement Account (IRA) or any other type of retirement plan, and earn tax-deferred dollars for your retirement.

o TOLL-FREE ACCESS. Current shareholders can call our AIM Investor Line at 800-246-5463 for 24-hour-a-day account information. Or, of course, you may contact your financial consultant for assistance.

o WWW.AIMFUNDS.COM. As a current shareholder, you can check account balances 24 hours a day over the Internet. State-of-the-art encryption lets you send us questions that include confidential information without the fear of eavesdropping, tampering, or forgery.

                             ---------------------

                              Current shareholders

                                  can call our

                              AIM Investor Line at

                                  800-246-5463

                               for 24-hour-a-day

                              account information.

                              --------------------

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                                                       THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                       FOR AGGRESSIVE GROWTH

                                                       AIM Aggressive Growth Fund*
                                                       AIM Asian Growth Fund
     [PHOTO OF                                         AIM Capital Development Fund
  11 GREENWAY PLAZA                                    AIM Constellation Fund
    APPEARS HERE]                                      AIM European Development Fund
                                                       AIM Global Aggressive Growth Fund

                                                       FOR GROWTH OF CAPITAL

                                                       AIM Advisor International Value Fund
                                                       AIM Blue Chip Fund
                                                       AIM Global Growth Fund
                                                       AIM International Equity Fund
                                                       AIM Select Growth Fund**
                                                       AIM Value Fund
                                                       AIM Weingarten Fund

                                                       FOR GROWTH AND INCOME OR INCOME WITH CAPITAL GROWTH

                                                       AIM Advisor Flex Fund
                                                       AIM Advisor Large Cap Value Fund
                                                       AIM Advisor MultiFlex Fund
                                                       AIM Advisor Real Estate Fund
                                                       AIM Balanced Fund
                                                       AIM Charter Fund
                                                       AIM Global Utilities Fund

                                                       FOR HIGH CURRENT INCOME OR CURRENT INCOME

                                                       AIM High Yield Fund
                                                       AIM Global Income Fund
                                                       AIM Income Fund

                                                       FOR CURRENT TAX-FREE INCOME

                                                       AIM High Income Municipal Fund
                                                       AIM Municipal Bond Fund
                                                       AIM Tax-Exempt Bond Fund of Connecticut
                                                       AIM Tax-Free Intermediate Fund

                                                       FOR CURRENT INCOME AND HIGH DEGREE OF SAFETY

                                                       AIM Intermediate Government Fund
                                                       AIM Limited Maturity Treasury Fund
                                                       AIM Money Market Fund
                                                       AIM Tax-Exempt Cash Fund


A I M Management Group Inc. has provided               *AIM Aggressive Growth Fund was closed to new investors on
leadership in the mutual fund industry since 1976      June 5, 1997. **On May 1, 1998 AIM Growth Fund was renamed
and managed approximately $89 billion in assets        AIM Select Growth Fund. For more complete information about
for more than 4.4 million shareholders, including      any AIM Fund(s), including sales charges and expenses, ask
individual investors, corporate clients, and           your financial consultant or securities dealer for a free
financial institutions, as of March 31, 1998. The      prospectus(es). Please read the prospectus(es) carefully
AIM Family of Funds--Registered Trademark-- is         before you invest or send money.
distributed nationwide, and AIM today ranks among
the nation's top 15 mutual fund companies in
assets under management, according to Lipper
Analytical Services, Inc.


                                                                          INVEST WITH DISCIPLINE(SM)
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